UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Atsushi Kikkawa
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Atsushi Kikkawa                Tokyo, Japan                       2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $    1,376,822
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    1,170     12600 SH       DEFINED                 12600      0    0
AMAZON COM INC               COM            023135106      477      1900 SH       DEFINED                  1900      0    0
APPLE INC                    COM            037833100    4,257     8,000 SH       DEFINED                 8,000      0    0
AT&T INC                     COM            00206R102      371    11,000 SH       DEFINED                11,000      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      751    13,200 SH       DEFINED                13,200      0    0
AUTOZONE INC                 COM            053332102    2,304     6,500 SH       DEFINED                 6,500      0    0
BECTON DICKINSON & CO        COM            075887109    1,791    22,900 SH       DEFINED                22,900      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105      954    16,900 SH       DEFINED                16,900      0    0
CHEVRON CORP NEW             COM            166764100    2,022    18,700 SH       DEFINED                18,700      0    0
COACH INC                    COM            189754104    1,354    24,400 SH       DEFINED                24,400      0    0
COCA COLA CO                 COM            191216100    1,976    54,500 SH       DEFINED                54,500      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102    1,108    15,000 SH       DEFINED                15,000      0    0
DISNEY WALT CO               COM DISNEY     254687106    1,494    30,000 SH       DEFINED                30,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109    1,160    25,800 SH       DEFINED                25,800      0    0
EATON CORP PLC               SHS            G29183103      867    16,000 SH       DEFINED                16,000      0    0
EMERSON ELEC CO              COM            291011104    1,441    27,200 SH       DEFINED                27,200      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108    2,160    40,000 SH       DEFINED                40,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,146    24,800 SH       DEFINED                24,800      0    0
FRANKLIN RES INC             COM            354613101      943     7,500 SH       DEFINED                 7,500      0    0
GENERAL ELECTRIC CO          COM            369604103      615    29,300 SH       DEFINED                29,300      0    0
GENERAL MLS INC              COM            370334104    1,176    29,100 SH       DEFINED                29,100      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    1,403    11,000 SH       DEFINED                11,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    2,854    14,900 SH       DEFINED                14,900      0    0
INTUIT                       COM            461202103    1,981    33,300 SH       DEFINED                33,300      0    0
ISHARES INC                  MSCI BRAZIL    464286400   42,178   754,000 SH       SOLE                  754,000      0    0
ISHARES INC                  MSCI MALAYSIA  464286830   67,317 4,449,300 SH       SOLE                4,449,300      0    0
ISHARES INC                  MSCI THAILAND  464286624   71,320   864,600 SH       SOLE                  864,600      0    0
ISHARES TR                   IBOXX INV CPBD 464287242  108,334   895,400 SH       SOLE                  895,400      0    0
ISHARES TR                   INDO INVS MRKT 46429B309   63,596 2,101,680 SH       SOLE                2,101,680      0    0
ISHARES TR                   RUSSELL 1000   464287622   63,003   796,000 SH       SOLE                  796,000      0    0
ISHARES TR                   S&P 500 INDEX  464287200  231,683 1,618,577 SH       SOLE                1,618,577      0    0
JOHNSON & JOHNSON            COM            478160104    1,753    25,000 SH       DEFINED                25,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,759    40,000 SH       DEFINED                40,000      0    0
MASTERCARD INC               CL A           57636Q104    1,818     3,700 SH       DEFINED                 3,700      0    0
MCDONALDS CORP               COM            580135101      582     6,600 SH       DEFINED                 6,600      0    0
MERCK & CO INC NEW           COM            58933Y105    1,535    37,500 SH       DEFINED                37,500      0    0
MICROSOFT CORP               COM            594918104    1,878    70,300 SH       DEFINED                70,300      0    0
NIKE INC                     CL B           654106103    2,528    49,000 SH       DEFINED                49,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    1,208    34,700 SH       DEFINED                34,700      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,738    28,100 SH       DEFINED                28,100      0    0
PEPSICO INC                  COM            713448108    1,410    20,600 SH       DEFINED                20,600      0    0
PHILIP MORRIS INTL INC       COM            718172109    1,731    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   34,128   524,000 SH       SOLE                  524,000      0    0
PRAXAIR INC                  COM            74005P104      766     7,000 SH       DEFINED                 7,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,270    18,700 SH       DEFINED                18,700      0    0
QUALCOMM INC                 COM            747525103    2,085    33,700 SH       DEFINED                33,700      0    0
SCHLUMBERGER LTD             COM            806857108    1,462    21,100 SH       DEFINED                21,100      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886    2,060    59,000 SH       DEFINED                59,000      0    0
SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109  153,740 1,177,365 SH       SOLE                1,177,365      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  473,370 3,324,000 SH       SOLE                3,324,000      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      829    13,000 SH       DEFINED                13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,191    30,500 SH       DEFINED                30,500      0    0
UNITED TECHNOLOGIES CORP     COM            913017109    1,156    14,100 SH       DEFINED                14,100      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104      389     9,000 SH       DEFINED                 9,000      0    0
WELLS FARGO & CO NEW         COM            949746101    1,230    36,000 SH       DEFINED                36,000      0    0


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